November 17, 2023
VIA EDGAR
The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:
Defined Protection Annuity 2.0
Nationwide Life Insurance Company
SEC File No. 333-[ ]
CIK 0000205695
Ladies and Gentlemen:
On behalf of Nationwide Life Insurance Company (the "Registrant"), please accept this filing of the registration statement on Form S-1 for the offering of Individual Single Purchase Payment Deferred Annuity Contracts with Index-Linked Strategies ("Registration Statement").
We respectfully request an effective date of May 1, 2024. Please contact me direct at (402) 304-7695 if you have any questions or comments regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Jan Fischer
Jan Fischer
Senior Counsel
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies